Commitments and Contingencies (Details 2) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 69
2021		77
2022		80
2023		3
Total future minimum lease payments		229
Imputed interest	$ (28)	(37)
Total Lease Liability		$ 192